Revenues (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Product Revenues
Revenues	$ 32,407,845	$ 28,803,961	$ 25,549,058
Other Revenues
Other revenue, upfront payment	1,000,000.0
Other revenue, potential upfront payments related to regulatory approval	2,200,000
Other revenue, potential upfront payment related to product sales	4,800,000
Cumulative upfront payment	1,200,000
Milestone payments associated with international agreements	100,000
Collaborative Arrangement, Federal Small Business Grant Programs | Grant
Product Revenues
Revenues	1,300,000	$ 100,000	$ 200,000
HongKong WinHealth Pharma Group Co. Limited And DB Pharm Korea Co., Ltd.
Product Revenues
Revenues	$ 300,000